INCOME TAXES - ADDITIONAL INFORMATION OTHER (Details) - USD ($) $ in Billions	Jun. 30, 2037	Jun. 30, 2018	Jun. 30, 2017
Operating Loss Carryforwards		$ 3.5	$ 3.3
Subsequent Event | Net Operating Loss, Expiring Within 20 Years | Maximum
Operating Loss Carryforwards	$ 1.2